Basis of Presentation and Summary of Significant Accounting Policies - Revenue Recognition (Details)	12 Months Ended
Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Typical initial term of franchise agreement	5 years
Minimum | Franchise
Disaggregation of Revenue [Line Items]
Expected average contract life	7 years
Maximum | Franchise
Disaggregation of Revenue [Line Items]
Expected average contract life	10 years